September 28, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk - Stop 1-4

     Re:  Van Kampen American Capital Equity Opportunity Trust, Series 161
          File No. 333-78755       CIK#1025307

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on September 25, 2000.

                                    Very truly yours,




                                    Van Kampen Funds Inc.